Employee Benefit Plans - Narratives (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Retirement Benefits [Abstract]
Maximum employee contribution, percent	100.00%
Defined contribution plan, employer matching contribution (in percent)	50.00%
Defined contribution plan, employer matching contribution, percent of employees' gross pay (in percent)	6.00%
Contributions to the plan	$ 4,634	$ 4,726	$ 5,469